Fair value measurement (Details) - Recurring basis - CNY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Assets
Time deposits	¥ 332,971	¥ 233,724
Wealth management products	34,257	21,261
Marketable debt securities		1,529
Restricted cash and escrow receivables	36,424	37,455
Listed equity securities	107,751	103,260
Convertible and exchangeable bonds	7,167	8,339
Option agreements	936	826
Others	8,066	12,890
Assets	527,572	419,284
Liabilities
Contingent consideration in relation to investments and acquisitions	537	829
Others	314
Interest rate swap contracts and others		524
Liabilities	851	1,353
Level 1
Assets
Restricted cash and escrow receivables	36,424	37,455
Listed equity securities	107,751	103,260
Others	162	2,196
Assets	144,337	142,911
Level 2
Assets
Time deposits	332,971	233,724
Wealth management products	34,257	21,261
Marketable debt securities		1,529
Convertible and exchangeable bonds	775	1,067
Option agreements	646	1
Others	1,762	2,402
Assets	370,411	259,984
Liabilities
Others	182
Interest rate swap contracts and others		354
Liabilities	182	354
Level 3
Assets
Convertible and exchangeable bonds	6,392	7,272
Option agreements	290	825
Others	6,142	8,292
Assets	12,824	16,389
Liabilities
Contingent consideration in relation to investments and acquisitions	537	829
Others	132
Interest rate swap contracts and others		170
Liabilities	¥ 669	¥ 999